UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2013



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA NEW YORK MONEY MARKET FUND]

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        ANNUAL REPORT
        USAA NEW YORK MONEY MARKET FUND
        MARCH 31, 2013

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PRESIDENT'S MESSAGE

"INVESTORS' INCREASED RISK APPETITE HAS
BEEN DRIVEN, I BELIEVE, BY THEIR VIEWS             [PHOTO OF DANIEL S. McNAMARA]
ABOUT U.S. ECONOMIC GROWTH."

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MAY 2013

The strong performance of U.S. equities during the one-year reporting period has some observers proclaiming the beginning of a "great rotation." The powerful rally, they say, demonstrates that bonds are being abandoned as an asset class. I disagree. During the reporting period, U.S. Treasury yields actually fell and prices, which move in the opposite direction of yields, increased. For example, the 10-year U.S. Treasury yield began the reporting period at 2.18%, hit a low of 1.40% on July 24, 2012, and stood at 1.85% on March 31, 2013. However, U.S. Treasury yields, whether they rise or fall, paint an incomplete picture of conditions in the fixed-income market. The fixed-income market is large and diverse, comprising many types of bonds that tend to perform differently from each other. For example, during the reporting period, bond funds saw inflows, even as investors put money into equity funds.

That said, investors certainly had a preference for riskier asset classes. As the reporting period came to an end, the "fear index," better known as the "VIX" (a measure of market volatility), was at extremely low levels. Investors' increased risk appetite has been driven, I believe, by their views about U.S. economic growth. They are optimistic at best, complacent at worst. When the reporting period began in April 2012, the U.S. economic outlook -- including the jobs picture -- seemed to be improving. We were skeptical, largely because we believed that the data could have been temporarily influenced by the unusually mild winter. As it turned out, the warm weather had pulled demand (and employment gains) forward. The U.S. economy slowed during the spring and summer.

While it is too soon to tell, a similar pattern may be playing out in 2013. In the final months of the reporting period, the economic data was rather positive. However, after the reporting period ended, the U.S. Department

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of Labor announced in April that fewer-than-expected new jobs were created as of the end of March, which was the smallest gain in nine months. Meanwhile, the global economy is weak, Europe is in recession, and China's growth has slowed.

During the reporting period, the Federal Reserve (the Fed) expanded its liquidity measures, making open-ended commitments to purchase mortgage-backed securities and long-term U.S. Treasury securities every month. By the end of the reporting period, the Fed was pumping money into the U.S. economy at a rate of approximately $85 billion a month. The Fed has also held short-term interest rates near zero and is unlikely to raise rates in the near future. As a result, investors have been forced to seek higher yields by extending the maturity of their portfolios or by investing in riskier asset classes.

Against this backdrop, the tax-exempt bond market continued to record gains. I am also pleased to report that the USAA tax-exempt bond funds performed well. Our portfolio managers attempted to generate as much tax-exempt income as possible without taking undue risk. They were supported by our credit analysts, who helped identify, what we believe to be, attractive investment opportunities. In our opinion, municipal credit quality remains strong. A number of state and local governments still have budgetary challenges, but they continue to cut expenses and raise revenue to maintain fiscal balance. They also appear to be benefiting from improved economic conditions. We believe municipal bond investments continue to have a place in a diversified portfolio, primarily because of the tax-exempt income they provide.

On behalf of all of us here at USAA Asset Management Company, thank you for your continued confidence. We value the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall. o Rebalancing and diversification do not protect against losses or guarantee that an investor's goal will be met. o VIX is a trademark ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of the S&P 500 Index.

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TABLE OF CONTENTS

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FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Distributions to Shareholders                                             12

   Report of Independent Registered Public Accounting Firm                   13

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         18

   Financial Statements                                                      19

   Notes to Financial Statements                                             22

EXPENSE EXAMPLE                                                              30

TRUSTEES' AND OFFICERS' INFORMATION                                          32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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FUND OBJECTIVE

THE NEW YORK MONEY MARKET FUND (THE FUND) PROVIDES NEW YORK INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

The Fund invests primarily in high-quality New York tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company

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o HOW DID THE USAA NEW YORK MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    Yields on tax-exempt money market instruments stayed near all-time lows. During the reporting period, the Fund had a return of 0.02%, compared to an average return of 0.01% for the New York tax-exempt money market funds category, according to iMoneyNet, Inc.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    During the autumn of 2012, market sentiment was dominated by uncertainty over the U.S. presidential race. Following the election, investors focused on "fiscal cliff" negotiations in Washington, D.C. Though Congress did not come to a permanent agreement, it did prevent a number of the scheduled tax hikes. Others, such as the end of the payroll tax holiday, an increase in the capital gains tax and higher taxes on dividends, took effect in January 2013. Congress postponed until March a decision on the sequester and then chose not to act, allowing the sequester's automatic federal spending cuts to take effect on March 1, 2013.

    Refer to page 8 for benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA NEW YORK MONEY MARKET FUND

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    U.S. economic growth remained sluggish during the reporting period. The housing market continued to improve, which boosted home values. Although job growth was slow, the unemployment rate declined, reaching a four-year low during March 2013.

    The Federal Reserve (the Fed) held short-term interest rates at exceptionally low levels throughout the reporting period. In December 2012, the Fed revealed that it would link its interest rate policy to economic thresholds, announcing that it did not plan to raise interest rates until unemployment falls below 6.5% or inflation rises above 2.5%.

    The money market funds continued to provide extremely low absolute returns. However, investors continued to favor them for the safety and liquidity they provide. Issuers continued to take advantage of low interest rates and issued longer-term securities to fund their borrowing needs, which drove down the supply of short-term tax-exempt securities, particularly municipal variable-rate demand notes (VRDNs). During the reporting period, the SIFMA Municipal Swap Index, the index of seven-day VRDNs, moved in a narrow range. It began the reporting period at 0.19%, declining to a low of 0.08% on January 9, 2013, before ending the reporting period at 0.12%.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We continued to focus the Fund's investments on VRDNs. The VRDNs owned by the Fund provide flexibility because we can sell them at par value (100% of face value) upon seven days or less notice. They enhance the portfolio's liquidity and offer a degree of safety because many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

    The SIFMA Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o Variable-rate demand notes (VRDNs) are securities which the interest rate is reset periodically; typically weekly, although reset intervals may vary.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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    With short-term rates near zero, we sought higher yields in longer maturities. However, in the low interest rate environment, it was difficult to find attractive opportunities. We continued to rely on our credit analysts to help identify potential investments for the Fund. They also continued to analyze and monitor every holding in the portfolio to ensure an acceptable level of risk.

o   WHAT ARE THE CONDITIONS IN THE STATE OF NEW YORK?

    New York is experiencing a slow economic recovery, and improvements in employment, personal income and wages are evident. The state has passed consecutive on-time balanced budgets, and because many of the balancing methods in the enacted budgets were structural as opposed to one-time fixes, projected future budget gaps have also been greatly reduced. The governor's proposed budget for fiscal 2013-2014, which was released in January 2013, is once again in balance. In addition, the state's comptroller has reported that revenues and expenses for 2013 are on track, with a higher general fund balance than anticipated. Citing the state's movement toward structurally balanced budgets in the past two years, Standard and Poor's Ratings has a positive outlook on New York's long-term rating. At the end of the reporting period, the state's general obligation bonds were rated Aa2 by Moody's Investors Service, AA by Standard & Poor's Ratings, and AA by Fitch Ratings.

o   WHAT IS THE OUTLOOK?

    We believe the U.S. economy will remain on its slow-growth trajectory, though the sequester spending cuts could dampen economic growth in the months ahead. The recovery in the housing market should continue to gain momentum. The Fed has said it will keep short-term interest rates near zero until unemployment falls to 6.5% or inflation rises above 2.5%. In our opinion, the unemployment rate is likely to remain above that level for some time. As a result, we do

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4  | USAA NEW YORK MONEY MARKET FUND

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    not expect the Fed to raise rates in the near future. Shareholders should therefore expect little change in the Fund's yield. Once interest rates start to rise, we will seek opportunities to invest at higher yields. Until then, we will concentrate on safety and liquidity, while striving to maximize the tax-exempt income you receive from the Fund. As always, we will avoid issues subject to the alternative minimum tax for individuals.

    Thank you for allowing us to help you with your investment needs.

    As interest rates rise, existing bond prices fall.

    Investing in securities products involves risk, including possible loss of principal.

    Some income may be subject to state or local taxes but not the alternative minimum tax.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA NEW YORK MONEY MARKET FUND (FUND) (Ticker Symbol: UNYXX)

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                                       3/31/13                    3/31/12
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Net Assets                          $97.8 Million              $100.0 Million
Net Asset Value Per Share               $1.00                       $1.00
Dollar-Weighted Average
Portfolio Maturity+                    25 Days                     19 Days

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/13
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      1 Year                       5 Years                          10 Years
       0.02%                        0.42%                             1.16%

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                            7-DAY YIELD AS OF 3/31/13
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  Subsidized                0.01%                Unsubsidized           -0.35%

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                          EXPENSE RATIOS AS OF 3/31/12*
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  Before Reimbursement       0.73%              After Reimbursement     0.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1, 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.60% of the Fund's average net assets. This reimbursement arrangement

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6  | USAA NEW YORK MONEY MARKET FUND

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may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  7

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                                                    USAA NEW
                                    iMONEYNET                      YORK MONEY
                                     AVERAGE                       MARKET FUND
 3/26/2012                            0.01%                           0.01%
 4/30/2012                            0.02                            0.01
 5/29/2012                            0.01                            0.01
 6/25/2012                            0.01                            0.01
 7/30/2012                            0.01                            0.01
 8/27/2012                            0.01                            0.01
 9/24/2012                            0.01                            0.01
10/29/2012                            0.01                            0.01
11/26/2012                            0.01                            0.01
12/31/2012                            0.01                            0.01
 1/28/2013                            0.01                            0.01
 2/25/2013                            0.01                            0.01
 3/25/2013                            0.01                            0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 3/25/13.

The graph tracks the USAA New York Money Market Fund's seven-day yield against iMoneyNet, Inc. state-specific New York institutional and retail state tax-free and municipal money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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8  | USAA NEW YORK MONEY MARKET FUND

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                              o TOP 10 INDUSTRIES o
                                  AS OF 3/31/13
                                (% of Net Assets)

General Obligation ..................................................   23.4%
Community Service ...................................................   16.2%
Education ...........................................................   13.4%
Nursing/CCRC ........................................................    9.9%
Packaged Foods & Meat ...............................................    9.5%
Special Assessment/Tax/Fee ..........................................    7.1%
Multifamily Housing .................................................    6.7%
Electric/Gas Utilities ..............................................    5.7%
Hospital ............................................................    5.0%
Toll Roads ..........................................................    2.8%

You will find a complete list of securities that the Fund owns on pages 16-17.

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                                                        INVESTMENT OVERVIEW |  9

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                          o PORTFOLIO MIX -- 3/31/13 o

                          [PIE CHART OF PORTFOLIO MIX]

Fixed-Rate Instruments                                                    16.7%
Variable-Rate Demand Notes                                                85.7%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

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10  | USAA NEW YORK MONEY MARKET FUND

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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                               USAA NEW YORK
                                                             MONEY MARKET FUND
03/31/03                                                        $10,000.00
04/30/03                                                         10,006.25
05/31/03                                                         10,012.98
06/30/03                                                         10,017.77
07/31/03                                                         10,020.96
08/31/03                                                         10,024.50
09/30/03                                                         10,028.50
10/31/03                                                         10,032.63
11/30/03                                                         10,036.94
12/31/03                                                         10,041.77
01/31/04                                                         10,045.62
02/29/04                                                         10,049.04
03/31/04                                                         10,052.72
04/30/04                                                         10,057.26
05/31/04                                                         10,061.34
06/30/04                                                         10,065.58
07/31/04                                                         10,069.97
08/31/04                                                         10,075.20
09/30/04                                                         10,082.30
10/31/04                                                         10,091.93
11/30/04                                                         10,101.08
12/31/04                                                         10,111.30
01/31/05                                                         10,120.77
02/28/05                                                         10,131.26
03/31/05                                                         10,142.93
04/30/05                                                         10,158.78
05/31/05                                                         10,176.95
06/30/05                                                         10,191.77
07/31/05                                                         10,206.15
08/31/05                                                         10,222.50
09/30/05                                                         10,240.48
10/31/05                                                         10,257.55
11/30/05                                                         10,277.05
12/31/05                                                         10,300.50
01/31/06                                                         10,320.17
02/28/06                                                         10,340.28
03/31/06                                                         10,363.62
04/30/06                                                         10,386.02
05/31/06                                                         10,411.38
06/30/06                                                         10,439.70
07/31/06                                                         10,464.63
08/31/06                                                         10,490.86
09/30/06                                                         10,517.60
10/31/06                                                         10,542.98
11/30/06                                                         10,569.08
12/31/06                                                         10,598.43
01/31/07                                                         10,623.75
02/28/07                                                         10,648.73
03/31/07                                                         10,676.88
04/30/07                                                         10,703.66
05/31/07                                                         10,733.20
06/30/07                                                         10,761.85
07/31/07                                                         10,788.87
08/31/07                                                         10,820.46
09/30/07                                                         10,846.65
10/31/07                                                         10,874.14
11/30/07                                                         10,902.21
12/31/07                                                         10,928.56
01/31/08                                                         10,952.47
02/29/08                                                         10,971.33
03/31/08                                                         10,993.16
04/30/08                                                         11,011.34
05/31/08                                                         11,031.57
06/30/08                                                         11,046.02
07/31/08                                                         11,060.95
08/31/08                                                         11,077.41
09/30/08                                                         11,105.94
10/31/08                                                         11,140.48
11/30/08                                                         11,152.04
12/31/08                                                         11,161.98
01/31/09                                                         11,165.56
02/28/09                                                         11,168.91
03/31/09                                                         11,173.73
04/30/09                                                         11,180.64
05/31/09                                                         11,188.09
06/30/09                                                         11,194.18
07/31/09                                                         11,199.64
08/31/09                                                         11,203.64
09/30/09                                                         11,206.52
10/31/09                                                         11,207.64
11/30/09                                                         11,207.74
12/31/09                                                         11,215.36
01/31/10                                                         11,215.44
02/28/10                                                         11,215.53
03/31/10                                                         11,215.62
04/30/10                                                         11,215.72
05/31/10                                                         11,216.02
06/30/10                                                         11,216.16
07/31/10                                                         11,216.26
08/31/10                                                         11,216.35
09/30/10                                                         11,216.45
10/31/10                                                         11,216.54
11/30/10                                                         11,216.63
12/31/10                                                         11,220.88
01/31/11                                                         11,220.97
02/28/11                                                         11,221.06
03/31/11                                                         11,221.15
04/30/11                                                         11,221.25
05/31/11                                                         11,221.34
06/30/11                                                         11,221.43
07/31/11                                                         11,221.52
08/31/11                                                         11,221.62
09/30/11                                                         11,221.72
10/31/11                                                         11,221.80
11/30/11                                                         11,221.90
12/31/11                                                         11,222.00
01/31/12                                                         11,222.14
02/29/12                                                         11,222.23
03/31/12                                                         11,222.33
04/30/12                                                         11,222.42
05/31/12                                                         11,222.51
06/30/12                                                         11,222.61
07/31/12                                                         11,222.70
08/31/12                                                         11,222.80
09/30/12                                                         11,222.89
10/31/12                                                         11,222.98
11/30/12                                                         11,223.08
12/31/12                                                         11,224.18
01/31/13                                                         11,224.28
02/28/13                                                         11,224.36
03/31/13                                                         11,224.46

                                   [END CHART]

                       Data from 3/31/03 through 3/31/13.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA New York Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

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                                                       INVESTMENT OVERVIEW |  11

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DISTRIBUTIONS TO SHAREHOLDERS

The following federal tax information related to the Fund's fiscal year ended March 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

The net investment income (which excludes short-term capital gains) distributed by the Fund during the fiscal year ended March 31, 2013, was 100% tax-exempt for federal income tax purposes.

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12  | USAA NEW YORK MONEY MARKET FUND

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA NEW YORK MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA New York Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA New York Money Market Fund at March 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 20, 2013

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                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

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PORTFOLIO OF INVESTMENTS

March 31, 2013

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o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

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14  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A. or JPMorgan Chase Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CSD       Central School District
    IDA       Industrial Development Authority/Agency

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 COUPON         FINAL        VALUE
(000)        SECURITY                                                   RATE         MATURITY      (000)
--------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (85.7%)

             NEW YORK (85.7%)
   $1,100    Albany IDA (LOC - Key Bank, N.A.)                          0.27%        6/01/2019  $  1,100
    3,625    Albany IDA (LOC - RBS Citizens, N.A.)                      0.15         5/01/2035     3,625
    6,000    Chautauqua County IDA (LOC - Manufacturers &
               Traders Trust Co.)(b)                                    0.21        12/01/2031     6,000
    1,125    Erie County IDA (LOC - Fifth Third Bank)                   0.52        10/01/2026     1,125
    2,900    Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                        0.14        11/01/2037     2,900
    5,600    Long Island Power Auth. (LOC - Bayerische
               Landesbank)                                              0.19         5/01/2033     5,600
    3,930    Monroe County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                       0.24        12/01/2034     3,930
    4,000    Metropolitan Transportation Auth.
               (LOC - KBC Bank, N.V.)                                   0.35        11/01/2025     4,000
    3,000    New York City (LIQ)(a)                                     0.13         8/01/2020     3,000
    3,500    New York City (LOC - Bayerische Landesbank)                0.17         8/01/2022     3,500
    2,600    New York City (LOC - Manufacturers &
               Traders Trust Co.)                                       0.18        12/01/2040     2,600
    3,600    New York City Housing Dev. Corp.
               (LOC - Landesbank Hessen-Thuringen)                      0.15         6/01/2039     3,600
    3,035    New York City IDA (LOC - TD Bank, N.A.)                    0.24        12/30/2021     3,035
      930    New York City IDA (LOC - TD Bank, N.A.)                    0.24        12/01/2027       930
    2,500    New York City IDA (LOC - JPMorgan Chase Bank, N.A.)        0.16        12/01/2034     2,500
    2,000    New York City IDA (LOC - Key Bank, N.A.)                   0.19         7/01/2037     2,000
    4,155    New York City IDA (LOC - Key Bank, N.A.)                   0.19         7/01/2038     4,155
    3,665    New York City IDA Civic Facility (LOC - TD Bank, N.A.)     0.19        12/01/2034     3,665
    2,900    New York City Transitional Finance Auth. (LIQ)(a)          0.12        11/01/2030     2,900
    2,695    New York State Thruway Auth. (LIQ)(a)                      0.13         4/01/2015     2,695
    4,335    Oneida County IDA (LOC - RBS Citizens, N.A.)               0.16         7/01/2037     4,335
    4,185    Ontario County IDA (LOC - Royal Bank of Scotland N.V.)     0.25         3/01/2028     4,185
    1,230    Ontario County IDA (LOC - Key Bank, N.A.)                  0.19         7/01/2030     1,230
    5,355    Tompkins County IDA (LOC - Bank of America, N.A.)          0.32         2/01/2037     5,355
    5,060    Wayne County IDA (LOC - Royal Bank of Scotland N.V.)(b)    0.25         6/01/2017     5,060
      785    Westchester County IDA (LOC - JPMorgan Chase Bank, N.A.)   0.12        10/01/2028       785
                                                                                                --------
                                                                                                  83,810
                                                                                                --------
             Total Variable-Rate Demand Notes (cost: $83,810)                                     83,810
                                                                                                --------

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16  | USAA NEW YORK MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 COUPON         FINAL        VALUE
(000)        SECURITY                                                   RATE         MATURITY      (000)
--------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (16.7%)

             NEW YORK (16.7%)
   $2,000    AuSable Valley CSD(c)                                      1.00%       10/04/2013  $  2,005
    2,000    Ballston Spa CSD                                           1.00         6/12/2013     2,002
    3,654    Evans & Brant CSD                                          1.00         6/28/2013     3,659
    2,000    Owego Apalachin CSD                                        1.00         6/19/2013     2,002
    2,000    Schoharie County                                           1.50        11/15/2013     2,008
    2,000    Springville Griffith Institutes                            1.00         6/19/2013     2,002
    2,674    West Genesee CSD                                           1.00         7/12/2013     2,676
                                                                                                --------
                                                                                                  16,354
                                                                                                --------
             Total Fixed-Rate Instruments (cost: $16,354)                                         16,354
                                                                                                --------

             TOTAL INVESTMENTS (COST: $100,164)                                                 $100,164
                                                                                                ========

---------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
---------------------------------------------------------------------------------------------
                                     (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                 QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                             IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                    FOR IDENTICAL ASSETS              INPUTS          INPUTS      TOTAL
---------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                  $-             $ 83,810             $-   $ 83,810
Fixed-Rate Instruments                       -               16,354              -     16,354
---------------------------------------------------------------------------------------------
Total                                       $-             $100,164             $-   $100,164
---------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The cost of securities at March 31, 2013, for federal income tax purposes, was $100,164,000.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) At March 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (c) At March 31, 2013, the aggregate market value of securities purchased on a delayed-delivery basis was $2,005,000.

See accompanying notes to financial statements.

================================================================================

18  | USAA NEW YORK MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

March 31, 2013

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)        $100,164
  Cash                                                                              14
  Receivables:
     Capital shares sold                                                            30
     USAA Asset Management Company (Note 4D)                                        52
     Interest                                                                      113
                                                                              --------
        Total assets                                                           100,373
                                                                              --------
LIABILITIES
  Payables:
     Securities purchased                                                        2,005
     Capital shares redeemed                                                       493
  Accrued management fees                                                           30
  Accrued transfer agent's fees                                                      7
  Other accrued expenses and payables                                               42
                                                                              --------
        Total liabilities                                                        2,577
                                                                              --------
           Net assets applicable to capital shares outstanding                $ 97,796
                                                                              ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $ 97,796
                                                                              --------
           Net assets applicable to capital shares outstanding                $ 97,796
                                                                              ========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                   97,796
                                                                              ========
  Net asset value, redemption price, and offering price per share             $   1.00
                                                                              ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended March 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                         $ 340
                                                                           -----
EXPENSES
   Management fees                                                           346
   Administration and servicing fees                                          99
   Transfer agent's fees                                                     115
   Custody and accounting fees                                                56
   Postage                                                                     2
   Shareholder reporting fees                                                 13
   Trustees' fees                                                             10
   Registration fees                                                           1
   Professional fees                                                          72
   Other                                                                       8
                                                                           -----
       Total expenses                                                        722
   Expenses reimbursed                                                      (392)
                                                                           -----
       Net expenses                                                          330
                                                                           -----
NET INVESTMENT INCOME                                                         10
                                                                           -----
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                           8
                                                                           -----
Increase in net assets resulting from operations                           $  18
                                                                           =====

See accompanying notes to financial statements.

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20  | USAA NEW YORK MONEY MARKET FUND

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STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                        2013               2012
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $     10           $     11
   Net realized gain on investments                                        8                  -
                                                                    ---------------------------
       Increase in net assets resulting from operations                   18                 11
                                                                    ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (10)               (11)
   Net realized gains                                                     (8)                 -
                                                                    ---------------------------
       Distributions to shareholders                                     (18)               (11)
                                                                    ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          78,439             85,349
   Reinvested dividends                                                   18                 10
   Cost of shares redeemed                                           (80,673)           (89,724)
                                                                    ---------------------------
       Decrease in net assets from capital share transactions         (2,216)            (4,365)
                                                                    ---------------------------
   Net decrease in net assets                                         (2,216)            (4,365)
NET ASSETS
   Beginning of year                                                 100,012            104,377
                                                                    ---------------------------
   End of year                                                      $ 97,796           $100,012
                                                                    ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        78,439             85,349
   Shares issued for dividends reinvested                                 18                 10
   Shares redeemed                                                   (80,673)           (89,724)
                                                                    ---------------------------
       Decrease in shares outstanding                                 (2,216)            (4,365)
                                                                    ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA

================================================================================

22  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of March 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $2,005,000; all of which were when-issued securities.

================================================================================

24  | USAA NEW YORK MONEY MARKET FUND

================================================================================

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended March 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

allocated among the Funds based on their respective average net assets for the period.

For the year ended March 31, 2013, the Fund paid CAPCO facility fees of $1,000, which represents 0.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended March 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended March 31, 2013, and March 31, 2012, was as follows:

                                                      2013                2012
                                                   -----------------------------
Tax-exempt income                                   $10,000              $11,000
Ordinary income*                                      8,000                    -

* Represents short-term realized capital gains, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At March 31, 2013, the Fund had no capital loss carryforwards, for federal income tax purposes.

================================================================================

26  | USAA NEW YORK MONEY MARKET FUND

================================================================================

For the year ended March 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $346,000, resulting in an effective annualized management fee of 0.35% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $99,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2013, the Fund reimbursed the Manager $3,000 for these compliance and legal

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $115,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, through August 1, 2013, to limit the annual expenses of the Fund to 0.60% of its average annual net assets, excluding extraordinary expenses, and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2013, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. The Manager also has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager may modify or terminate this arrangement at any time. For the year ended March 31, 2013, the Fund incurred reimbursable expenses of $392,000, of which $52,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

28  | USAA NEW YORK MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED MARCH 31,
                                        -----------------------------------------------------------------------
                                           2013            2012             2011          2010             2009
                                        -----------------------------------------------------------------------
Net asset value at
  beginning of period                   $  1.00        $   1.00         $   1.00      $   1.00         $   1.00
                                        -----------------------------------------------------------------------
Income from investment operations:
  Net investment income                     .00(a)          .00(a)           .00(a)        .00(a)           .02
  Net realized and unrealized
    gain on investments(a)                  .00             .00              .00           .00              .00
                                        -----------------------------------------------------------------------
Total from investment operations            .00(a)          .00(a)           .00(a)        .00(a)           .02
                                        -----------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.00)(a)        (.00)(a)         (.00)(a)      (.00)(a)         (.02)
  Realized capital gains                   (.00)(a)           -             (.00)(a)      (.00)(a)         (.00)(a)
                                        -----------------------------------------------------------------------
Total distributions                        (.00)(a)        (.00)(a)         (.00)(a)      (.00)(a)         (.02)
                                        -----------------------------------------------------------------------
Net asset value at end of period        $  1.00        $   1.00         $   1.00      $   1.00         $   1.00
                                        =======================================================================
Total return (%)*                           .02             .01(c),(d)       .05(d)        .37(d)          1.64
Net assets at end of period (000)       $97,796        $100,012         $104,377      $121,493         $150,493
Ratios to average net assets:**
  Expenses including guarantee
    program fee (%)
    Including reimbursements(b)             .33(d)          .45(c),(d)       .48(d)        .57(d),(e)       .62(e)
  Excluding reimbursements(b)               .73             .73              .71           .63              .63
  Expenses excluding guarantee
    program fee (%)
    Including reimbursements(b)             .33(d)          .45(c),(d)       .48(d)        .55(d),(e)       .60(e)
  Excluding reimbursements(b)               .73             .73              .71           .61              .61
  Net investment income (%)                 .01             .01              .01           .32             1.61

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 **  For the year ended March 31, 2013, average net assets were $99,206,000.
(a)  Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) During the year ended March 31, 2012, SAS reimbursed the Fund $1,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(d) Effective November 9, 2009, in addition to the Fund's 0.60% annual expense cap, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. For the years ended March 31, 2013, March 31, 2012, March 31, 2011, and March 31, 2010, the
     additional reimbursement was 0.27%, 0.15%, 0.12%, and 0.05% of the Fund's net assets, respectively.
(e) Effective September 18, 2009, the Guarantee Program for Money Market Funds has expired.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

EXPENSE EXAMPLE

March 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2012, through March 31, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical

================================================================================

30  | USAA NEW YORK MONEY MARKET FUND

================================================================================

account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING               ENDING           DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE      OCTOBER 1, 2012 -
                                    OCTOBER 1, 2012        MARCH 31, 2013      MARCH 31, 2013
                                    -----------------------------------------------------------
Actual                                 $1,000.00              $1,000.10             $1.40

Hypothetical
  (5% return before expenses)           1,000.00               1,023.54              1.41

* Expenses are equal to the Fund's annualized expense ratio of 0.28%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of October 1, 2012, through March 31, 2013.

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                                                           EXPENSE EXAMPLE |  31

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TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

32  | USAA NEW YORK MONEY MARKET FUND

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INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); President and Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-01/12); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc. (FPS) (04/11-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chairman
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  33

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

34  | USAA NEW YORK MONEY MARKET FUND

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cadogan Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cadogan Management, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

   (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Mason was elected as Chair of the Board in January 2012.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  35

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

36  | USAA NEW YORK MONEY MARKET FUND

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, AMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).

   (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  37

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

===============================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)
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   40865-0513                                (C)2013, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 10 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended March 31, 2013 and 2012 were $259,333 and $226,210, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2013 and 2012 were $65,860 and $64,378, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for March 31, 2013 and 2012 were $387,250 and $378,534, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2013

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/28/13
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/29/13
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/28/13
         ------------------------------

*Print the name and title of each signing officer under his or her signature.